[picture of pen, newspaper and adding machine]

COLONIAL INTERMEDIATE HIGH INCOME FUND   Semiannual report

April 30, 1998

                     Colonial Intermediate High Income Fund
                                   Highlights

                        November 1, 1997 - April 30, 1998

Investment Objective: Colonial Intermediate High Income Fund seeks high current income and total return by investing primarily in lower-rated corporate debt securities.

The Fund is designed to offer:

[check mark] High monthly income potential
[check mark] Attractive long-term total return potential
[check mark] Broad diversification

Portfolio Manager commentary: "The high yield bond market showed continued strength during the period as companies posted good earnings in a positive economic environment. We focused on capturing increased values by investing in high growth sectors of the market, such as companies providing alternative telephone services. The Fund also benefited from continued merger and acquisition activity. Showboat, Inc., a gaming company, was acquired at a premium by Harrah's, a higher-quality company. The assets and operations of Marcus Cable were also purchased for a premium price, illustrating that bonds of traditional cable operators continue to experience price appreciation. This enabled the Fund to sell its positions of Showboat and Marcus Cable at a gain which had a positive impact on the value of the Fund. Looking ahead, we think that the high yield market will continue to be attractive although we are monitoring potential economic shocks coming out of the Asian turmoil."

                                                                -Andrea Feingold

               Colonial Intermediate High Income Fund Performance

Distributions declared per share                           $0.350
--------------------------------------------------------------------------------
                                              NAV                 Market Price
Six-month total return, assuming
reinvestment of all distributions             7.20%                   5.60%
--------------------------------------------------------------------------------
Price per share                              $7.44                   $7.63

Top Corporate Issuers*                      Top Five Sectors*
 .......................................     ....................................
1. CSC Holding, Inc................2.4%     1. Manufacturing...............19.0%
2. Nextel Communication, Inc.......2.3%     2. Telecommunications..........12.9%
3. Allied Waste Industries.........2.2%     3. Services....................10.3%
4. Young Broadcasting..............2.0%     4. Metals.......................9.1%
5. Time Warner.....................1.8%     5. Broadcasting.................6.3%

*Corporate issuers are calculated as a percent of total investments. Sectors are calculated as a percent of total portfolio adjusted for leverage. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold securities of these issuers or invest in these sectors in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                              President's Message
                              To Fund Shareholders

[Photo of Harold W. Cogger]

I am pleased to present the semiannual report for the Colonial Intermediate High Income Fund. This report reflects on the investment environment for the six months ended April 30, 1998.

The U.S. economy continued to generate well-balanced growth without signs of significant inflation. Negative effects from the Asian economic crisis have yet to manifest themselves in any meaningful way, although markets were volatile during the first part of the period as investors sorted through the events and their potential outcomes. Generally positive economic conditions enabled companies to produce strong cash flows and post healthy earnings. Corporate managers took advantage of declining interest rates to refinance debt and lock in liquidity at attractive rates. New issuance of high yield bonds and stocks remained robust, providing investment opportunities in many sectors.

The outlook for the high yield bond market is generally positive. However, this market sector is closely tied to the equity market. Many corporations finance their growth by issuing both stocks and high yield bonds. A decline in corporate earnings would have a negative effect on both the stock market and on a company's ability to pay the interest on their high yield debt. While we are not expecting any major shocks to the equity market, we may see some volatility in the months ahead as earnings flatten or decline in some industries.

In addition to providing attractive growth prospects, a high yield bond fund offers an opportunity to diversify your core portfolio. High yield bonds provide an attractive combination of current income and potential for long-term price appreciation.

Thank you for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Harold W. Cogger
    ----------------
Harold W. Cogger
President
June 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described herein will continue.

                              INVESTMENT PORTFOLIO
                    APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

 CORPORATE FIXED INCOME BONDS &
 NOTES (a) - 93.8%                                             PAR        VALUE
--------------------------------------------------------------------------------
 CONSTRUCTION - 1.1%
  Building Construction
  Kevco, Inc.,
                10.375%       12/01/07                      $  500       $  521
  Nortek, Inc.,
                 9.875%       03/01/04                       1,000        1,030
                                                                         ------
                                                                          1,551
                                                                         ------

 ................................................................................
 MANUFACTURING - 40.4%
  Chemicals & Allied Products - 5.8%
  ClimaChem, Inc.,
                10.750%       12/01/07(b)                      500          520
  Hydrochem Industrial Services, Inc.,
                10.375%       08/01/07                         490          507
  LaRoche Industries, Inc.,
                 9.500%       09/15/07                       1,000          985
  PCI Chemicals Canada, Inc.,
                 9.250%       10/15/07                       1,000          985
  Sterling Chemicals, Inc.,
                11.750%       08/15/06                       1,000        1,007
  Texas Petrochemical Corp.,
                11.125%       07/01/06                       2,000        2,200
  Trans-Resources, Inc.:
                10.750%       03/15/08(b)                    1,000        1,025
  stepped coupon,
     (12.000% 03/15/03)       03/15/08(b)(c)                 1,000          575
                                                                         ------
                                                                          7,804
                                                                         ------

  Electronic & Electrical Equipment - 1.4%
  Amphenol Corp.,
                 9.875%       05/15/07                       1,225        1,323
  L-3 Communications Corp.,
                10.375%       05/01/07                         500          552
                                                                         ------
                                                                          1,875
                                                                         ------

  Fabricated Metal - 3.1%
  Earle M. Jorgensen Co.,
                 9.500%       04/01/05(b)                    1,000          994
  Euramax International, PLC,
                11.250%       10/01/06                       1,500        1,635
  Renco Metals, Inc.,
                11.500%       07/01/03                         500          536
  US Can Corp.,
                10.125%       10/15/06                       1,000        1,047
                                                                         ------
                                                                          4,212
                                                                         ------

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

  Food & Kindred Products - 2.9%
  Chiquita Brands International, Inc.,
                10.250%       11/01/06                      $1,000      $ 1,084
  Pilgrim's Pride Corp.,
                10.875%       08/01/03                         450          470
  Sun World International Corp.,
                11.250%       04/15/04                       1,280        1,395
  Windy Hill Pet Food Co., Inc.,
                 9.750%       05/15/07                       1,000        1,050
                                                                        -------
                                                                          3,999
                                                                        -------

  Machinery & Computer Equipment - 1.1%
  IMO Industries, Inc.,
                11.750%       05/01/06                       1,370        1,562
                                                                        -------

  Measuring & Analyzing Instruments - 0.4%
  Intertek Finance PLC,
                10.250%       11/01/06                         500          530
                                                                        -------

  Miscellaneous Manufacturing - 7.4%
  AEI Holding Co.,
                10.000%       11/15/07(b)                      500          521
  Alliance Laundry Systems,
                 9.625%       05/01/08(b)(d)                 1,000        1,014
  American Pacific Corp.,
                 9.250%       03/01/05(b)                      500          517
  Associated Materials, Inc.,
                 9.250%       03/01/08                         500          515
  Clark-Schwebel, Inc.,
                10.500%       04/15/06                       1,000        1,120
  Eagle-Picher Industries, Inc.,
                 9.375%       03/01/08(b)                      875          890
  Imperial Home Decor Group, Inc.,
                11.000%       03/15/08(b)                      750          778
  JTM Industries, Inc.,
                10.000%       04/15/08(b)                      250          252
  Newcor, Inc.,
                 9.875%       03/01/08(b)                    1,000        1,015
  Polymer Group, Inc.,
                 9.000%       07/01/07                       1,000        1,028
  Shop Vac Corp.,
                10.625%       09/01/03                       1,000        1,098
  Tekni-Plex, Inc.,
                 9.250%       03/01/08(b)                      500          504
  Werner Holding Co.,
                10.000%       11/15/07(b)                      750          783
                                                                        -------
                                                                         10,035
                                                                        -------

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

 CORPORATE FIXED INCOME BONDS &
 NOTES (a) - CONT.                                             PAR        VALUE
--------------------------------------------------------------------------------
 MANUFACTURING - CONT.
  Paper Products - 4.2%
  Gaylord Container Corp.,
                 9.750%       06/15/07                      $1,000       $1,022
  Repap New Brunswick, Inc.:
                 9.875%       07/15/00                         740          780
                10.625%       04/15/05                       1,000        1,050
  Riverwood International Corp.,
                10.625%       08/01/07                       1,500        1,579
  Stone Container Corp.,
                12.250%       04/01/02                       1,250        1,284
                                                                         ------
                                                                          5,715
                                                                         ------

  Petroleum Refining - 0.4%
  Chiles Offshore, LLC,
                10.000%       05/01/08(b)                      500          500
                                                                         ------

  Primary Metal - 6.2%
  Algoma Steel, Inc.,
                12.375%       07/15/05                       1,500        1,785
  Insilco Corp.,
                10.250%       08/15/07                         800          872
  Keystone Consolidated Industries, Inc.,
                 9.625%       08/01/07                       1,500        1,537
  Kaiser Aluminum & Chemical Corp.,
                10.875%       10/15/06                       2,000        2,180
  WCI Steel Inc.,
                10.000%       12/01/04                       1,000        1,043
  WHX Corp.,
                10.500%       04/15/05(b)                    1,000        1,025
                                                                         ------
                                                                          8,442
                                                                         ------

  Printing & Publishing - 1.6%
  American Lawyer Media Holdings,
                 9.750%       12/15/07(b)                    1,000        1,050
  Hollinger International Publishing, Inc.,
                 9.250%       03/15/07                       1,000        1,060
                                                                         ------
                                                                          2,110
                                                                         ------

  Rubber & Plastic - 1.2%
  Burke Industries, Inc.,
                10.000%       08/15/07                       1,500        1,564
                                                                         ------

  Stone, Clay, Glass & Concrete - 0.4%
  Anchor Glass Container Corp.,
                11.250%       04/01/05                         500          550
                                                                         ------

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

  Textile Mill Products - 0.1%
  Collins & Aikman Floorcoverings, Inc.,
                10.000%       01/15/07                      $  100       $  107
                                                                         ------

  Transportation Equipment - 4.2%
  Aftermarket Technology Corp.,
  Series B,
                12.000%       08/01/04                         860          951
  Collins & Aikman Products Co.,
                11.500%       04/15/06                       2,000        2,240
  Johnstown America Industries, Inc.,
                11.750%       08/15/05                       1,000        1,115
  LDM Technologies, Inc.,
                10.750%       01/15/07                       1,275        1,371
                                                                         ------
                                                                          5,677
                                                                         ------

 ................................................................................
 MINING & ENERGY - 6.3%
  Oil & Gas Extraction - 5.1%
  Belden & Blake Corp.,
                 9.875%       06/15/07                       1,000          992
  Forcenergy, Inc.,
                 9.500%       11/01/06                         550          566
  HS Resources, Inc.,
                 9.250%       11/15/06                         500          515
  Magnum Hunter Resources, Inc.,
                10.000%       06/01/07                         750          761
  Ocean Energy Inc.,
                10.375%       10/15/05                       1,610        1,789
  Petsec Energy, Inc.,
                 9.500%       06/15/07                       1,250        1,275
  Pool Energy Services Co.,
                 8.625%       04/01/08(b)                      500          498
  Pride Petroleum Services, Inc.,
                 9.375%       05/01/07                         500          538
                                                                          ------
                                                                           6,934
                                                                          ------

  Oil & Gas Field Services - 1.2%
  Parker Drilling Corp.,
                 9.750%       11/15/06                       1,500        1,594
                                                                         ------

 ................................................................................
 RETAIL TRADE - 3.6%
  Apparel & Accessory Stores - 0.7%
  Galey & Lord, Inc.,
                 9.125%       03/01/08(b)                    1,000        1,005
                                                                         ------

  Food Stores - 2.7%
  Pathmark Stores, Inc.,
                 9.625%       05/01/03                       1,500        1,522
  Richmont Marketing Specialists, Inc.
                10.125%       12/15/07(b)                    1,000        1,030

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

 CORPORATE FIXED INCOME BONDS &
 NOTES (a) - CONT.                                             PAR        VALUE
--------------------------------------------------------------------------------
 RETAIL TRADE - CONT.
  Food Stores - Cont.
  Star Markets Co.,
                13.000%       11/01/04                      $1,000       $1,130
                                                                         ------
                                                                          3,682
                                                                         ------

  Miscellaneous Retail - 0.2%
  Eye Care Centers of America,
                 9.125%       05/01/08(b)                      250          250
                                                                         ------

 ................................................................................
 SERVICES - 10.6%
  Amusement & Recreation - 0.8%
  Hollywood Casino Corp.,
                12.750%       11/01/03                       1,000        1,100
                                                                         ------

  Business Services - 1.1%
  Loomis Fargo & Co.,
                10.000%       01/15/04                       1,000        1,010
  PSINet Inc.,
                10.000%       02/15/05(b)                      500          515
                                                                         ------
                                                                          1,525
                                                                         ------

  Health Services - 1.3%
  Conmed Corp.,
                 9.000%       03/15/08(b)                      500          504
  Global Health Sciences,
                11.000%       05/01/08(b)                      750          735
  Hudson Respiratory Care,
                 9.125%       04/15/08(b)                      500          500
                                                                         ------
                                                                          1,739
                                                                         ------

  Hotel, Camps & Lodging - 5.1%
  Eldorado Resorts Corp.,
                10.500%       08/15/06                       2,005        2,201
  Harvey Casinos Resorts,
                10.625%       06/01/06                       1,750        1,949
  Horseshoe Gaming, LLC,
                 9.375%       06/15/07                       1,500        1,616
  Mohegan Tribal Gaming,
                13.500%       11/15/02                       1,000        1,275
                                                                         ------
                                                                          7,041
                                                                         ------

  Motion Pictures - 0.4%
  United Artists Theatre,
                 9.750%       04/15/08(b)                      500          500
                                                                         ------

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

  Other Services - 1.3%
  Borg-Warner Security Corp.,
                 9.625%       03/15/07                      $1,500       $1,707
                                                                         ------

  Personal Services - 0.6%
  Williams Scotsman, Inc.,
                 9.875%       06/01/07                         750          788
                                                                         ------

 ................................................................................
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 30.2%
  Air Transportation - 2.4%
  Trans World Airlines, Inc.,
                11.375%       03/01/06(b)                    1,000        1,000
  U.S. Air, Inc.,
                10.375%       03/01/13                       2,000        2,270
                                                                         ------
                                                                          3,270
                                                                         ------

  Broadcasting - 6.5%
  Allbritton Communications Co.,
                 9.750%       11/30/07                       2,000        2,100
  Fox Kids Worldwide, Inc.,
  stepped coupon,
     (10.250% 11/01/02)       11/01/07(b)(c)                 1,000          635
  Lin Holding Corp.,
  stepped coupon,
     (10.000% 03/01/03)       03/01/08(b)(c)                 1,000          617
  Renaissance Media Group,
  stepped coupon,
     (10.000% 04/15/03)       04/15/08(b)(c)                   875          534
  Sullivan Broadcasting, Inc.,
                10.250%       12/15/05                       2,000        2,160
  Young Broadcasting Corp.,
                11.750%       11/15/04                       2,500        2,769
                                                                         ------
                                                                          8,815
                                                                         ------

  Cable - 5.8%
  Adelphia Communications Corp.,
                 8.375%       02/01/08                       1,000          990
  Diamond Cable Communication, PLC,
  stepped coupon,
     (10.750% 02/15/02)       02/15/07(c)                    1,000          700
  EchoStar Satellite Broadcasting Corp.,
  stepped coupon,
     (13.125% 03/15/00)       03/15/04(c)                    1,000          910
  Marcus Cable Co., L.P.,
  stepped coupon,
     (14.250% 06/15/00)       12/15/05(c)                    1,500        1,361
  Northland Cable,
                10.250%       11/15/07                       1,250        1,331

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

 CORPORATE FIXED INCOME BONDS &
 NOTES (a) - CONT.                                             PAR        VALUE
--------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - CONT.
  Cable - Cont.
  Shop At Home, Inc.,
                11.000%       04/01/05                      $  500       $  515
  Telewest Communication, PLC,
  stepped coupon,
     (11.000% 10/01/00)       10/01/07(c)                    2,500        2,031
                                                                         ------
                                                                          7,838
                                                                         ------

  Communications - 0.8%
  FrontierVision Holdings, L.P.,
  stepped coupon,
     (11.875% 09/15/01)       09/15/07(c)                    1,000          770
  Orbital Imaging Corp.,
                11.625%       03/01/05(b)                      250          270
                                                                         ------
                                                                          1,040
                                                                         ------

  Sanitary Services - 2.2%
  Allied Waste North America, Inc.,
                10.250%       12/01/06(e)                    2,000        2,205
  Allied Waste Industries, Inc.,
  stepped coupon,
    (11.3000% 06/01/02)       06/01/07(c)                    1,000          738
                                                                         ------
                                                                          2,943
                                                                         ------

  Telecommunications - 12.5%
  Clearnet Communications, Inc.,
  stepped coupon,
     (14.750% 12/15/00)       12/15/05(c)                    1,000          840
  Comcast Cellular Corp.,
                 9.500%       05/01/07                       1,500        1,556
  Esprit Telecom Group, PLC,
                11.500%       12/15/07                         500          545
  GST Telecom/ GST Network,
  stepped coupon,
     (10.500% 05/01/03)       05/01/08(b)(c)                 1,000          610
  GST USA, Inc.,
  stepped coupon,
     (13.875% 12/15/00)       12/15/05(c)                    1,000          810
  Hyperion Telecommunications, Inc.,
  stepped coupon,
     (13.000% 04/15/01)       04/15/03(c)                    1,000          750
  ICG Services, Inc.,
  stepped coupon,
     (10.000% 02/15/03)       02/15/08(c)                    1,500          930
  IXC Communications, Inc.,
                 9.000%       04/15/08(b)                      500          501

                       Investment Portfolio/April 30, 1998
--------------------------------------------------------------------------------

  Intermedia Communications, Inc.,
  stepped coupon,
      (11.25% 07/15/02)       07/15/07(c)                   $1,000     $    735
  Level 3 Communications, Inc.,
                 9.125%       05/01/08(b)                    1,500        1,481
  McLeodUSA, Inc.,
  stepped coupon,
     (10.500% 03/01/02)       03/01/07(c)                    1,000          750
  MetroNet Communications Corp.,
                12.000%  08/15/07                              250          288
  Nextlink Communications, Inc.,
  stepped coupon,
      (9.450% 04/15/03)       04/15/08(b)(c)                 1,000          630
  Nextel Communications, Inc.,
  stepped coupon,
      (9.950% 02/15/03)       02/15/08(b)(c)                 2,000        1,285
  Nextel International, Inc.,
  stepped coupon,
     (12.125% 04/15/03)       04/15/08(b)(c)                   625          385
  Orion Network Systems, Inc.,
  stepped coupon,
     (12.500% 01/15/02)       01/15/07(c)                    1,000          780
  RCN Corp.,
  stepped coupon,
     (11.125% 10/15/02)       10/15/07(c)                    1,750        1,168
  Sprint Spectrum L.P.,
  stepped coupon,
     (12.500% 08/15/01)       08/15/06(c)                    2,000        1,640
  Teligent, Inc.,
                11.500%       12/01/07                         750          782
  Verio, Inc.,
                10.375%       04/01/05(b)                      500          521
                                                                       --------
                                                                         16,987
                                                                       --------

 ................................................................................
 WHOLESALE TRADE - 1.6%
  Nondurable Goods
  AmeriServ Food Co.
                10.125%       07/15/07                       2,000        2,133
                                                                       --------

 TOTAL CORPORATE FIXED INCOME
  BONDS & NOTES (cost of $121,875)                                      127,124
                                                                       --------

 COMMON STOCKS - 0.2%                                      SHARES
--------------------------------------------------------------------------------
 MINING & ENERGY - 0.2%
  Oil & Gas Extraction
  Pioneer Natural Resources Co.                                  8          195
                                                                       --------

                       Investment Portfolio/April 30, 1998

--------------------------------------------------------------------------------
 COMMON STOCKS - CONT.                                      SHARES        VALUE
--------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 0.0%
  Motor Freight & Warehousing
  St. Johnsbury Trucking Co. (f)(g)                             79       $    1
  Sun Carriers, Inc. (f)(g)                                    326            3
                                                                         ------
                                                                              4
                                                                         ------

  Telecommunications
  Nextel Communications, Inc. Class A (f)                        3           89
                                                                         ------

 TOTAL COMMON STOCKS (cost of $1,301)                                       288
                                                                         ------

 PREFERRED STOCKS - 6.0%
--------------------------------------------------------------------------------
 FINANCE, INSURANCE & REAL ESTATE - 0.2%
  Depository Institutions
  Cal Fed Bancorp, Inc.
  9.125%, Series A                                               9          228
                                                                         ------

 ................................................................................
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES - 5.8%
  Broadcasting - 0.2%
  PriMedia Inc., 9.200%                                          3          306
                                                                         ------

  Cable - 4.3%
  Cablevision Systems Corp:
  11.125%, Series M, PIK                                         6          733
  11.750%, Series H, PIK                                        22        2,541
  Time Warner, Inc.,
  10.250%, Series M                                              2        2,493
                                                                         ------
                                                                          5,767
                                                                         ------

  Telecommunications - 1.3%
  Nextel Communications, Inc.
  13.000% PIK,                                                   1        1,241
  Nextel Communications, Inc.
  11.125% PIK,                                                   1          532
                                                                         ------
                                                                          1,773
                                                                         ------

 TOTAL PREFERRED STOCKS (cost of $7,670)                                  8,074
                                                                         ------

 ADJUSTABLE RATE PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES
  Telecommunications
  Nextlink Communications, Inc.,
  14.000% PIK  (cost of $10)                                    (h)          12
                                                                         ------

                       Investment Portfolio/April 30, 1998

--------------------------------------------------------------------------------
 WARRANTS (f) - 0.0%                                        SHARES        VALUE
--------------------------------------------------------------------------------
  MetroNet Communications Corp. (cost of $0)                    (h)    $      1
                                                                       --------

 TOTAL INVESTMENTS - 100.0% (cost of $130,856)(i)                       135,499
                                                                       --------

 SHORT-TERM OBLIGATIONS                                        PAR
--------------------------------------------------------------------------------
  Fed Home Loan Mortgage Corp.,
          5.450% (j)  05/01/98                              $1,155        1,155
  Fed National Mortgage Assoc.,
          5.200% (j)  02/19/99                               2,640        2,522
                                                                       --------

 TOTAL SHORT-TERM OBLIGATIONS (cost of $3,684)                            3,677
                                                                       --------

 OTHER ASSETS & LIABILITIES, NET                                        (27,828)
--------------------------------------------------------------------------------

 NET ASSETS                                                            $111,348
                                                                       --------

 NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
  (a) Industry classification percentages are based on total investments.
      Total investments represents 121.7% of the Fund's net assets.
  (b) Security is exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, the value of these securities amounted to $25,969 or 23.3% of net assets.
  (c) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
  (d) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
  (e) This security with a total market value of $1,185, is being used to collateralize the delayed purchase indicated in note (d) above.
  (f) Non-income producing.
  (g) Represents fair value as determined in good faith under the direction of the Trustees.
  (h) Rounds to less than one.
  (i) Cost for federal income tax purposes is the same.
  (j) Rate represents yield at date of purchase.

                        Acronym                            Name
                      -----------                      ------------
                          PIK                         Payment-In-Kind


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

(in thousands except for per share amount)

ASSETS
Investments at value (cost $130,856)                        $135,499
Short-term obligations (cost $3,684)                           3,677
                                                            ---------
                                                             139,176
Cash                                          $     1
Receivable for:
  Interest                                      2,773
  Dividends                                         7
Other                                              24          2,805
                                               -------      ---------
     Total Assets                                            141,981

LIABILITIES
Payable for:
  Investments purchased                         1,600
  Distributions                                   853
  Interest                                        775
Accrued:
  Deferred Trustees fees                            3
Other                                               2
Notes payable                                  27,400
                                               -------
     Total Liabilities                                        30,633
                                                            ---------

NET ASSETS  at value for 14,972
  shares of beneficial interest outstanding                 $111,348
                                                            =========

Net asset value per share                                   $   7.44
                                                            =========

COMPOSITION OF NET ASSETS
Capital paid in                                             $133,898
Undistributed net investment income                              351
Accumulated net realized loss                                (27,537)
Net unrealized appreciation                                    4,636
                                                            ---------
                                                            $111,348
                                                            =========


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                 $6,199
Dividends                                                   405
                                                          ------
                                                          6,604
EXPENSES
Management fee                               $   360
Transfer agent                                    20
Bookkeeping fee                                   24
Trustees fee                                       8
Custodian fee                                      2
Audit fee                                         20
Legal fee                                         15
Reports to shareholders                            6
Other                                             19
                                               -----
   Total operating expenses                      474
Interest expense                               1,010      1,484
                                               -----     ------

       Net Investment Income                              5,120


NET REALIZED & UNREALIZED
  GAIN (LOSS) ON PORTFOLIO
  POSITIONS
Net realized gain                              2,641
Net unrealized depreciation
 during the period                              (129)
                                              ------
       Net Gain                                           2,512
                                                          -----

Increase in Net Assets from Operations                   $7,632
                                                         ======


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                                   Six months           Year
                                                     ended             ended
(in thousands)                                      April 30          October 31
                                                  -----------        -----------
INCREASE (DECREASE) IN NET ASSETS                    1998              1997
Operations:
Net investment income                              $  5,120           $ 10,083
Net realized gain                                     2,641              3,311
Net unrealized appreciation (depreciation)             (129)             2,525
                                                     -------           --------
     Net Increase from Operations                     7,632             15,919
Distributions from net investment income             (5,210)           (10,294)
                                                     -------           --------
                                                      2,422              5,625
Fund share transactions
   Value of distributions reinvested                  1,152              2,224
                                                     -------           --------
        Total Increase                                3,574              7,849
NET ASSETS
   Beginning of period                              107,774             99,925
                                                     -------           --------
   End of period (including undistributed net
     investment income of $351 and $263,
     respectively)                                 $111,348           $107,774
                                                     -------           --------

NUMBER OF FUND SHARES
Issued for distributions reinvested                     154                312
   Outstanding at
     Beginning of period                             14,818             14,506
                                                     -------           --------
     End of period                                   14,972             14,818
                                                     -------           --------


See notes to financial statements.

                             STATEMENT OF CASH FLOWS

                                                                    (Unaudited)
                                                                     Six months
                                                                        ended
(in thousands)                                                        April 30
                                                                   --------------
INCREASE (DECREASE) IN NET ASSETS                                      1998
Operations:
Net investment income (a)                                             $ 4,407
Net decrease in cash from investment activity (b)                      (1,419)
                                                                       -------
     Net Increase from Operations                                       2,988
Distributions from net investment income                               (4,049)
                                                                       -------
                                                                       (1,061)
Cash
   Beginning of period                                                  1,062
                                                                       -------
   End of period                                                      $     1
                                                                       -------

Notes to statement of cash flows:
a)  Reconciliation of net investment income:
       Net investment income per books                 $   5,120
       Net change in assets and liabilities related
         to income and expenses, including net
        accretion and amortization                          (713)
                                                        ---------
       Net investment income-cash basis                $   4,407
                                                        ---------

b)  Net decrease in cash from investment
       activity
      Receipts for investments sold                    $ 527,281
      Cost of investments purchased                     (528,700)
                                                        ---------
                                                       $  (1,419)
                                                        ---------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ...............................................................................

In the opinion of management of Colonial Intermediate High Income Fund (the
Fund), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ...............................................................................

Organization: The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund's investment objective is to seek high current income and total return by investing primarily in lower-rated corporate debt securities. The Fund authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------

Statement of cash flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at April 30, 1998.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest Income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Other:  Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................

Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
 ................................................................................

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................
Investment activity: During the six months ended April 30, 1998, purchases and sales of investments, other than short-term obligations, were $61,749,075 and $60,561,383, respectively.

Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was approximately:

Gross unrealized appreciation               $ 6,062,000
Gross unrealized depreciation                (1,426,000)
                                            -----------
        Net unrealized appreciation         $ 4,636,000

                                            -----------

Capital loss carryforwards: At October 31, 1997, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                         Year of        Capital loss
                        expiration      carryforward
                        -----------     ------------
                           1999         $18,431,000
                           2000           9,467,000
                           2003           2,103,000
                                         -----------
                                        $30,001,000
                                         -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LOAN AGREEMENT
 ................................................................................

On April 30, 1998, the Fund had a $27,400,00 term loan with Bank of America Illinois which bears interest at 7.33% per annum, due June 14, 1999. The Fund is required to maintain certain asset coverage respect to the loan.

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------
NOTE 6. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
 ................................................................................

On April 29, 1998, the Annual Meeting of Shareholders of the Fund was held to elect five Trustees and to ratify the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending October 31, 1998. On February 2, 1998, the record date of the Meeting, the Fund had outstanding 14,897,109 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of five Trustees:

                                FOR          AGAINST
                                ---          -------
Robert J. Birnbaum          13,526,325       223,378
James E. Grinnell           13,527,453       222,250
Richard W. Lowry            13,527,453       222,250
William E. Mayer            13,527,453       222,250
Robert L. Sullivan          13,527,453       222,250

The Board of Trustees also consists of Tom Bleasdale, Lora S. Collins, James L. Moody, Jr. and John J. Neuhauser.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

                                FOR          AGAINST         ABSTAIN
                                ---          -------         -------
                             13,575,656      39,700          134,347

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                               (Unaudited)
                                                Six months
                                                  ended
                                                April 30           Year ended October 31
                                                ----------       --------------------------
                                                  1998               1997          1996
Net asset value -
   Beginning of period                         $  7.270           $  6.890        $ 6.620
                                               --------           --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                             0.355              0.699(c)       0.699
Net realized and
unrealized gain (loss)                            0.165              0.383          0.258
                                               --------           --------        -------
   Total from Investment
      Operations                                  0.520              1.082          0.957
                                               --------           --------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.350)            (0.702)        (0.687)
                                               --------           --------        -------
Net asset value -
   End of period                               $  7.440           $  7.270        $ 6.890
                                               ========           ========        =======

Market price per share                         $  7.625           $  7.562        $ 7.125
                                               ========           ========        =======
Total return - based on market value (a)
                                                   5.60%(b)          16.97%         14.62%
                                               ========           ========        =======

RATIOS TO AVERAGE NET ASSETS
Operating expenses                                 0.86%(c)(d)        0.89%(c)       0.98%(c)
Interest and amortization of
  deferred debt issuance expenses                  1.82%(d)           1.96%          2.07%
Total expenses                                     2.68%(d)           2.85%          3.05%
Net investment income                              9.26%(c)(d)        9.63%(c)      10.11%(c)
Portfolio turnover                                   46%(b)             92%            92%
Net assets at end
of period (000)                                $111,348           $107,774        $99,925

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b)  Not annualized.
(c) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in 1997 only. Prior years' ratios are net of benefits received, if any.
(d)  Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                            Year ended October 31
  ----------------------------------------------------------------------
                        1995           1994       1993

                      $ 6.280        $ 6.920     $ 6.430
                      -------        -------     -------

                        0.696          0.693       0.709

                        0.340         (0.587)      0.497
                      -------        -------     -------

                        1.036          0.106       1.206
                      -------        -------     -------

                       (0.696)        (0.746)     (0.716)
                      -------        -------     -------

                      $ 6.620        $ 6.280     $ 6.920
                      -------        -------     -------

                      $ 6.875        $ 5.750     $ 6.625
                      -------        -------     -------

                        33.00%         (2.80)%     17.89%
                      -------        -------     -------


                         0.95%(c)       0.97%       1.00%

                         1.94%          1.91%       2.66%
                         2.89%          2.88%       3.66%
                        10.76%(c)      10.40%      10.62%
                           92%           160%        135%

                      $93,984        $87,519     $95,164

--------------------------------------------------------------------------------
SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                         Involuntary
              Total            Asset     liquidating      Approximate
             amount           coverage    preference      market value
Year       outstanding        per share    per unit        per unit
----       -----------        ---------    --------        --------

1997        $27,400,000          393%        NA              100
1996        $27,400,000          365%        NA              100
1995        $27,400,000          343%        NA              100
1994        $27,400,000          319%        NA              100
1993        $27,400,000          347%        NA              100

                           Dividend Reinvestment Plan

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to First Data Investor Services Group, Inc., the Plan agent, by mail at P.O. Box 8030, Boston, MA 02266-8030 or by phone at 1-800-331-1710.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     Important Information About This Report

The Transfer Agent for Colonial Intermediate High Income Fund is:
First Data Investor Services Group, Inc.
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710

Colonial Intermediate High Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

                                    Trustees

Robert J. Birnbaum
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

William E. Mayer
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

Robert L. Sullivan
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


                                                   IH-03/322F-0498 (6/98) 98/582